Stock Based Compensation - Executive grants (Details) (Imported) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended	12 Months Ended
	Jun. 08, 2020	May 14, 2020	Apr. 15, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options				$ 0.82
Compensation expense that will be recognized over the requisite service period							$ 23,500
Compensation expense recognized					$ 1,237	$ 6,680
Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate		0.58%
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized						$ 6,300
Ceo Executive Grant 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			6.25%
Compensation expense that will be recognized over the requisite service period			$ 21,500
Compensation expense recognized				$ 2,500
Ceo Executive Grant 2020 [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Ceo Executive Grant 2020 [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Ceo Executive Grant 2020 [Member] | Share Based Payment Arrangement Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			100.00%
Percentage of right to vest waived on the outstanding shares upon the consummation of an Exit Transaction				100.00%
Ceo Executive Grant 2020 [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options			$ 0.86
Number of shares issued			13,279,768
Issuance of common stock upon early exercise of stock options with promissory note (in shares)		13,279,768
Ceo Executive Grant 2020 [Member] | Class A common stock | Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding principal of promissory note		$ 11,400
Cro Executive Grant 2020 [Member] | Promissory Note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding principal of promissory note		$ 3,200
Interest rate		0.58%
Cro Executive Grant 2020 [Member] | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options			$ 0.86
Issuance of common stock upon early exercise of stock options with promissory note (in shares)		3,719,774
Cro Executive Grant 2020 [Member] | Scenario One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			6.25%
Compensation expense that will be recognized over the requisite service period			$ 3,500
Compensation expense recognized				$ 400
Percentage of right to vest waived on the outstanding shares upon the consummation of an Exit Transaction				100.00%
Cro Executive Grant 2020 [Member] | Scenario One [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Cro Executive Grant 2020 [Member] | Scenario One [Member] | Share Based Payment Arrangement Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			100.00%
Cro Executive Grant 2020 [Member] | Scenario One [Member] | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued			2,479,849
Cro Executive Grant 2020 [Member] | Scenario One [Member] | Class B common stock | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Cro Executive Grant 2020 [Member] | Scenario Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense that will be recognized over the requisite service period				$ 2,000
Cro Executive Grant 2020 [Member] | Scenario Two [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets			$ 1,500,000
Cro Executive Grant 2020 [Member] | Scenario Two [Member] | Share Based Payment Arrangement Tranche Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets			$ 2,700,000
Cro Executive Grant 2020 [Member] | Scenario Two [Member] | Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued			1,239,925
Cto Executive Grant 2020 [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options	$ 0.99
Cto Executive Grant 2020 [Member] | Scenario One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	6.25%
Compensation expense that will be recognized over the requisite service period	$ 9,000
Compensation expense recognized				$ 400
Percentage of right to vest waived on the outstanding shares upon the consummation of an Exit Transaction				100.00%
Cto Executive Grant 2020 [Member] | Scenario One [Member] | Share Based Payment Arrangement Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Cto Executive Grant 2020 [Member] | Scenario One [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	2,035,520
Cto Executive Grant 2020 [Member] | Scenario One [Member] | Class A common stock | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Cto Executive Grant 2020 [Member] | Scenario Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense that will be recognized over the requisite service period	$ 3,700
Cto Executive Grant 2020 [Member] | Scenario Two [Member] | Share Based Payment Arrangement Tranche Four [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets	1,800,000
Cto Executive Grant 2020 [Member] | Scenario Two [Member] | Share Based Payment Arrangement Tranche Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market condition targets	$ 3,000,000
Cto Executive Grant 2020 [Member] | Scenario Two [Member] | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued	1,231,244